Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK BASIC VALUE FUND, INC.(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated October 28, 2020, as supplemented to dateThe Board of Directors (the “Board”) of the Fund recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Large Cap Focus Value Fund, Inc.” and certain changes to the Fund’s investment strategies. These changes are expected to become effective on or about August 31, 2021. Accordingly, effective on or about August 31, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable: All references to “BlackRock Basic Value Fund, Inc.” are changed to “BlackRock Large Cap Focus Value Fund, Inc.” to reflect the Fund’s new name.The section of the Summary Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Principal Investment Strategies of the Fund” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”). The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and convertible securities, other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Value Index, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company.The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies and ADRs. The Fund generally intends to invest in not less than 30 to not more than 50 companies.The section of the Summary Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Principal Risks of Investing in the Fund” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to add the following:• Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. • Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers. The following is added at the beginning of the section of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Performance Information” or “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Performance Information,” as applicable:Effective August 31, 2021, the Fund changed its name and investment strategies. Performance for the periods prior to August 31, 2021 shown below is based on the investment strategies utilized by the Fund when it followed different investment strategies under the name “BlackRock Basic Value Fund, Inc.”
BLACKROCK BASIC VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	BLACKROCK BASIC VALUE FUND, INC.(the “Fund”)Supplement dated June 1, 2021 to the Summary Prospectuses, the Prospectuses and the Statement of Additional Information (“SAI”) of the Fund, each dated October 28, 2020, as supplemented to dateThe Board of Directors (the “Board”) of the Fund recently approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “BlackRock Large Cap Focus Value Fund, Inc.” and certain changes to the Fund’s investment strategies. These changes are expected to become effective on or about August 31, 2021.Accordingly, effective on or about August 31, 2021, the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and SAI, as applicable:All references to “BlackRock Basic Value Fund, Inc.” are changed to “BlackRock Large Cap Focus Value Fund, Inc.” to reflect the Fund’s new name.The section of the Summary Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Principal Investment Strategies of the Fund” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Principal Investment Strategies of the Fund” and “Details About the Fund — How the Fund Invests — Principal Investment Strategies” are deleted in their entirety and replaced with the following:Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in large cap equity securities and derivatives that have similar economic characteristics to such securities. For purposes of the Fund’s 80% policy, large cap equity securities are equity securities that at the time of purchase have a market capitalization within the range of companies included in the Russell 1000® Value Index (the “Russell 1000 Value Index”). The Russell 1000 Value Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. Equity securities consist of common stock, preferred stock and convertible securities, other financial instruments that are components of, or have characteristics similar to, the securities included in the Russell 1000 Value Index, and American Depositary Receipts (“ADRs”), which are receipts typically issued by an American bank or trust company that evidence underlying securities issued by a foreign company.The Fund invests primarily in equity securities that Fund management believes are undervalued, which means that their prices are less than Fund management believes they are worth. Fund management places particular emphasis on companies with below average price/earnings ratios that may pay above average dividends. The Fund invests primarily in common stock of U.S. companies, but the Fund may invest up to 25% of its total assets in the securities of foreign companies and ADRs. The Fund generally intends to invest in not less than 30 to not more than 50 companies.The section of the Summary Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Principal Risks of Investing in the Fund” and the sections of the Prospectuses entitled “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Principal Risks of Investing in the Fund” and “Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund” are amended to add the following:•Depositary Receipts Risk — Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non‑uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, consideredmaterial. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts.•Focus Risk — Under normal circumstances, the Fund focuses its investments in the securities of a limited number of issuers. This may subject the Fund to greater issuer-specific risk and potential losses than a fund that invests in the securities of a greater number of issuers.The following is added at the beginning of the section of the Summary Prospectuses and Prospectuses entitled “Key Facts About BlackRock Basic Value Fund, Inc. — Performance Information” or “Fund Overview — Key Facts About BlackRock Basic Value Fund, Inc. — Performance Information,” as applicable:Effective August 31, 2021, the Fund changed its name and investment strategies. Performance for the periods prior to August 31, 2021 shown below is based on the investment strategies utilized by the Fund when it followed different investment strategies under the name “BlackRock Basic Value Fund, Inc.”